Note 15 - Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk	12 Months Ended
Dec. 31, 2019
Hedging derivatives and fair value changes of the hedged items in portfolio hedge of interest rate risk
Derivatives - Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk

15. Hedging derivatives and fair value changes of the hedged items in portfolio hedges of interest rate risk

The balance of these headings in the accompanying consolidated balance sheets is as follows:

Derivatives – Hedge accounting and fair value changes of the hedged items in portfolio hedge of interest rate risk (Millions of Euros)
	2019	2018	2017
ASSETS
Derivatives - Hedge accounting	1,729	2,892	2,485
Fair value changes of the hedged items in portfolio hedges of interest rate risk	28	(21)	(25)
LIABILITIES
Hedging derivatives	2,233	2,680	2,880
Fair value changes of the hedged items in portfolio hedges of interest rate risk	-	-	(7)

As of December 31, 2019, 2018 and 2017, the main positions hedged by the Group and the derivatives designated to hedge those positions were:

•Fair value hedging:

•Fixed-interest debt securities at fair value through other comprehensive income and at amortized cost: The interest rate risk of these securities is hedged using interest rate derivatives (fixed-variable swaps) and forward sales.

•Long-term fixed-interest debt securities issued by the Bank: the interest rate risk of these securities is hedged using interest rate derivatives (fixed-variable swaps).

•Fixed-interest loans: The equity price risk of these instruments is hedged using interest rate derivatives (fixed-variable swaps).

•Fixed-interest and/or embedded derivative deposit portfolio hedges: it covers the interest rate risk through fixed-variable swaps. The valuation of the borrowed deposits corresponding to the interest rate risk is in the heading "Fair value changes of the hedged items in portfolio hedges of interest rate risk”.

•Cash-flow hedges: Most of the hedged items are floating interest-rate loans and asset hedges linked to the inflation of the financial assets at fair value through other comprehensive income portfolio. This risk is hedged using foreign-exchange, interest-rate swaps, inflation and FRA’s (“Forward Rate Agreement”).

•Net foreign-currency investment hedges: These hedged risks are foreign-currency investments in the Group’s foreign subsidiaries. This risk is hedged mainly with foreign-exchange options and forward currency sales and purchases.

Note 7 analyzes the Group’s main risks that are hedged using these derivatives.

The details of the net positions by hedged risk of the fair value of the hedging derivatives recognized in the accompanying consolidated balance sheets are as follows:

Derivatives - Hedge accounting breakdown by type of risk and type of hedge. (Millions of Euros)
	2019		2018		2017
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Interest rate	920	488	982	513	1,141	850
OTC	920	488	982	513	1,141	850
Equity	-	3	6	-	-	-
OTC	-	3	6	-	-	-
Foreign exchange and gold	420	316	587	398	625	511
OTC	420	316	587	398	625	511
FAIR VALUE HEDGES	1,341	808	1,575	912	1,766	1,362
Interest rate	224	850	221	562	244	533
OTC	224	839	219	562	242	533
Organized market	-	11	2	-	2	-
Foreign exchange and gold	115	18	955	873	119	714
OTC	115	18	955	873	119	714
CASH FLOW HEDGES	339	868	1,176	1,435	363	1,247
HEDGE OF NET INVESTMENTS IN A FOREIGN OPERATION	12	242	92	231	301	15
PORTFOLIO FAIR VALUE HEDGES OF INTEREST RATE RISK	37	216	33	90	46	256
PORTFOLIO CASH FLOW HEDGES OF INTEREST RATE RISK	1	99	15	12	9	-
DERIVATIVES-HEDGE ACCOUNTING	1,729	2,233	2,892	2,680	2,485	2,880
of which: OTC - credit institutions	1,423	1,787	2,534	2,462	1,829	2,527
of which: OTC - other financial corporations	306	426	355	216	651	234
of which: OTC - other	-	8	2	2	2	120

The cash flows forecasts for the coming years for cash flow hedging recognized on the accompanying consolidated balance sheet as of December 31, 2019 are:

Cash flows of hedging instruments (Millions of Euros)
	3 months or less	From 3 months to 1 year	From 1 to 5 years	More than 5 years	Total
Receivable cash inflows	447	488	2,076	2,061	5,071
Payable cash outflows	395	411	2,223	2,003	5,032

The above cash flows will have an impact on the Group’s consolidated income statements until 2057.

In 2019, 2018 and 2017, there was no reclassification in the accompanying consolidated income statements of any amount corresponding to cash flow hedges that was previously recognized in equity (see Note 41).

The amount for derivatives designated as accounting hedges that did not pass the effectiveness test in December 31, 2019, 2018 and 2017 were not material.